INTEREST-BEARING BORROWINGS (Details 2) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements	¥ 4,213,900,028	¥ 3,512,114,961
Overnight
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements	0	0
Up to 30 days
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements	344,050,001	114,331,541
30 to 90 days
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements	569,088,175	366,877,171
Greater than 90 days
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements	¥ 3,300,761,852	¥ 3,030,906,249